                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)



PAR
AMOUNT
(000)       DESCRIPTION                                                                          COUPON     MATURITY      VALUE
            MUNICIPAL BONDS 99.1%
            NEW JERSEY    90.0%
  1,500     Bayonne, NJ Redev Agy Royal Caribbean Proj Ser A (AMT)                                5.375     11/01/35      1,520,520
  1,990     Bergen Cnty NJ Utils Auth Wtr Pollutn Ctl Rev (AMBAC Insd) (a)                        5.000     12/15/26      2,072,247
  2,250     Bergen Cnty NJ Utils Auth Wtr Pollutn Ctl Rev (AMBAC Insd)                            5.000     12/15/31      2,334,262
  1,000     Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                              5.250     08/15/18      1,057,940
  1,000     Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                              5.250     08/15/19      1,057,940
  1,080     Camden Cnty, NJ Impt Auth Rev Cherry Hill Twp Lib Proj (a)                            5.500     05/01/15      1,168,344
  2,000     Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)                       *     09/01/14      1,433,460
  2,500     Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)                       *     09/01/15      1,707,300
  4,095     Camden, NJ (FSA Insd)                                                                     *     02/15/11      3,422,765
  2,000     Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev (AMBAC Insd)                       5.250     01/01/20      2,158,980
  1,000     Colt's Neck Twp, NJ Brd Ed (FSA Insd)                                                 5.000     02/01/21      1,073,660
  1,845     East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                     *     08/01/19      1,025,377
  1,845     East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                     *     02/01/25        772,741
  2,850     East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                                     *     02/01/28      1,030,047
  2,330     Edgewater, NJ Muni Util Auth Rev Swr Rfdg (MBIA Insd) (a)                                 *     11/01/12      1,816,538
  1,000     Essex Cnty, NJ Impt Auth Lease Rev Gtd City of Newark (AMBAC Insd)                    5.125     04/01/29      1,024,990
  1,000     Essex Cnty, NJ Impt Auth Pkg Fac Rev Rfdg (AMBAC Insd)                                5.000     10/01/22      1,025,220
  1,605     Hoboken, NJ Pkg Auth Pkg Rev Gtd Ser A (Prerefunded @ 05/01/11) (AMBAC Insd)          5.300     05/01/27      1,737,300
  2,500     Hoboken, NJ Pkg Util Ser A (FGIC Insd)                                                5.250     01/01/18      2,667,225
  1,000     Hudson Cnty, NJ Impt Auth Rev Wtrfront Impt Weehawken Proj Ser A (FSA Insd)           4.750     07/01/12      1,052,860
  1,000     Lenape, NJ Regl High Sch Dist Rfdg (FGIC Insd)                                        5.000     04/01/21      1,052,300
  1,020     Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd) (a)                                          5.000     03/01/15      1,074,050
    125     Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                             *     04/01/08        117,169
  6,500     Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                             *     04/01/10      5,623,410
  7,055     Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg (a)                         *     04/01/12      5,624,246
  1,000     Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (AMT)
            (FNMA Collateralized)                                                                 5.350     07/01/34      1,034,270
  1,000     Middlesex Cnty, NJ Impt Auth Rev Sr Heldrich Ctr Hotel Ser A                          5.000     01/01/32        972,610
  1,005     Monmouth Cnty, NJ Impt Auth Rev Govt Ln (AMBAC Insd)                                  4.875     12/01/10      1,048,848
  1,000     Morris Union Jointure Commn NJ (Radian Insd)                                          5.000     05/01/24      1,026,660
  1,000     Morris Union Jointure Commn NJ (Radian Insd)                                          4.750     05/01/29        991,000
  2,000     New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg                 5.750     10/01/21      2,169,100
  1,500     New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMT) (AMBAC Insd)                5.100     01/01/32      1,532,850
  2,000     New Jersey Econ Dev Auth Rev Cig Tax                                                  5.500     06/15/31      2,074,300
  1,000     New Jersey Econ Dev Auth Rev First Mtg Cadbury Corp Proj Ser A (ACA Insd)             5.500     07/01/18      1,031,160
  1,000     New Jersey Econ Dev Auth Rev First Mtg Winchester Ser A                               5.800     11/01/31      1,061,710
  2,000     New Jersey Econ Dev Auth Sch Fac Constr Ser O                                         5.125     03/01/30      2,067,240
 10,000     New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                        5.900     03/15/21     11,681,200

  2,000     New Jersey Hlthcare Fac Fin Auth Dept Human Svc Greystone Pk Psychiatric Hosp
            (AMBAC Insd)                                                                          5.000     09/15/28      2,068,740
  1,000     New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                     5.375     07/01/33      1,026,360
  1,500     New Jersey Hlthcare Fac Fin Auth Rev Childrens Specialized Hosp Ser A                 5.500     07/01/36      1,552,260
    555     New Jersey Hlthcare Fac Fin Auth Rev FHA Jersey City Med Ctr (AMBAC Insd)             4.800     08/01/21        556,587
  3,945     New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
            (Escrowed to Maturity) (FSA Insd)                                                     6.500     07/01/11      4,225,095
  4,250     New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
            (Escrowed to Maturity) (FSA Insd) (b)                                                 6.750     07/01/19      5,131,790
  1,000     New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)           5.250     07/01/28      1,012,650
    570     New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (Escrowed to Maturity)           5.875     07/01/12        600,700
  2,000     New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp                                6.000     07/01/32      2,115,400
  1,000     New Jersey Hlthcare Fac Kennedy Hlth Sys                                              5.625     07/01/31      1,048,860
  1,000     New Jersey Hlthcare Fac St Clare's Hosp Inc Ser A Rfdg (Radian Insd)                  5.250     07/01/23      1,047,070
  5,410     New Jersey Hlthcare Facs Fin Auth Rev                                                 5.000     07/01/36      5,393,121
  1,035     New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G (a)                   5.875     07/01/12      1,087,568
  1,000     New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G                       6.375     07/01/30      1,055,090
  2,000     New Jersey St Ed Fac Auth Rev College of NJ Ser C (FGIC Insd)                         5.375     07/01/15      2,153,360
    500     New Jersey St Ed Fac Auth Rev Monmouth Univ Ser D                                     5.125     07/01/24        504,210
  1,000     New Jersey St Ed Fac Auth Rev Princeton Univ Ser A Rfdg                               5.000     07/01/30      1,043,450
  2,015     New Jersey St Ed Fac Auth Rev Ramapo College of NJ Ser E (FGIC Insd) (a)              5.000     07/01/20      2,118,934
  1,000     New Jersey St Ed Fac Auth Rev Rowan Univ Ser D Rfdg (AMBAC Insd)                      5.000     07/01/23      1,045,700
  2,000     New Jersey St Ed Fac Auth Rev Rowan Univ Ser I (FGIC Insd)                            5.125     07/01/21      2,108,140
  1,000     New Jersey St Ed Fac Auth Rider Univ Ser A (Radian Insd)                              5.250     07/01/34      1,050,810
    915     New Jersey St Ed Fac Auth Seton Hall Univ Proj Rfdg (AMBAC Insd)                      5.000     07/01/18        946,330
  2,000     New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser A (AMT) (AMBAC Insd)         5.550     05/01/27      2,063,000
  2,490     New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser F (FSA Insd) (a)             5.050     05/01/13      2,570,078
    390     New Jersey St Tpk Auth Tpk Rev Ser C (MBIA Insd)                                      6.500     01/01/16        450,419
    130     New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA Insd)               6.500     01/01/16        150,465
  1,880     New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA Insd)               6.500     01/01/16      2,175,950
  5,000     New Jersey St Transn Tr Fd                                                            5.500     12/15/23      5,614,100
  1,825     New Jersey Wtr Supply Auth Rev Manasquan Reservoir Wtr Supply (MBIA Insd)             5.000     08/01/31      1,891,229
  2,000     Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                      5.000     01/01/34      2,055,400
  2,000     Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                      5.000     01/01/37      2,054,140
  1,095     North Bergen Twp, NJ (FSA Insd)                                                           *     08/15/09        972,568
  1,000     North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                               5.250     08/01/16      1,068,180
  1,000     North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                               5.250     08/01/17      1,063,080
  1,805     Ocean Twp, NJ Swr Auth Ser B Rfdg (FGIC Insd) (a)                                     5.250     12/01/10      1,910,556
  1,000     Port Auth NY & NJ Cons 132nd Ser                                                      5.000     09/01/38      1,024,530
  2,000     Port Auth NY & NJ Cons 85th Ser (MBIA Insd)                                           5.375     03/01/28      2,244,420
  1,000     Rutgers St Univ of NJ Ser A Rfdg                                                      6.400     05/01/13      1,099,880
  3,500     Tobacco Settlement Fin Corp NJ                                                        6.000     06/01/37      3,697,575
  1,220     Tobacco Settlement Fin Corp NJ                                                        6.125     06/01/42      1,296,518
  7,375     Union Cnty, NJ                                                                        5.000     03/01/16      7,750,682
  1,750     Union Cnty, NJ Util Auth Sub Lease Ogden Martin Ser A (AMT) (AMBAC Insd)              5.350     06/01/23      1,797,198
  1,000     University Medicine & Dentistry Ser A (MBIA Insd)                                     5.000     09/01/17      1,037,470
                                                                                                                       -------------
                                                                                                                        154,221,502
                                                                                                                       -------------

            PENNSYLVANIA 0.6%
 1,000      Delaware Riv Jt Toll Brdg Com PA Brdg Rev Ser A (MBIA Insd)                            5.000    07/01/25      1,041,950
                                                                                                                       -------------

            GUAM    1.5%
 1,230      Guam Intl Arpt Auth Rev Gen Ser B (MBIA Insd)                                          5.250    10/01/20      1,317,072
 1,250      Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                   5.125    10/01/29      1,291,775
                                                                                                                       -------------
                                                                                                                          2,608,847
                                                                                                                       -------------

            PUERTO RICO    5.1%
 2,000      Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                      6.250    07/01/21      2,427,300
 2,000      Puerto Rico Comwlth Rfdg (FGIC Insd)                                                   5.250    07/01/09      2,081,240
 1,800      Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I                                           5.250    07/01/33      1,861,740
 3,000      Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec Ser D (AMBAC Insd) (c)             0/5.450    07/01/30      2,385,630
                                                                                                                       -------------
                                                                                                                          8,755,910
                                                                                                                       -------------

            U. S. VIRGIN ISLANDS 1.9%
 2,000      Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                           6.375    10/01/19      2,183,780
 1,000      Virgin Islands Pub Fin Auth Rev Sr Lien Fd Ln Ser A Rfdg (ACA Insd)                    5.625    10/01/25      1,032,930
                                                                                                                       -------------
                                                                                                                          3,216,710
                                                                                                                       -------------

TOTAL INVESTMENTS    161.4%
   (Cost $158,727,994)                                                                                                  169,844,919

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                               517,615

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.9%)                                                           (65,139,077)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $105,223,457
                                                                                                                       -------------

                  Percentages are calculated as a percentage of
                  net assets applicable to common shares.
*                 Zero coupon bond
(a)               The Trust owns 100% of the outstanding bond issuance.
(b)               All or a portion of this security has been physically
                  segregated in connection with open futures contracts.
(c)               Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
ACA             - American Capital Access
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
Comwth Gtd      - Commonwealth of Puerto Rico
FGIC            - Financial Guaranty Insurance Co.
FNMA            - Federal National Mortgage Association
FSA             - Financial Security Assurance Inc.
MBIA            - Municipal Bond Investors Assurance Corp.
Radian          - Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

                                                                                         UNREALIZED
                                                                                        APPRECIATION/
LONG CONTRACTS:                                                     CONTRACTS           DEPRECIATION
U.S. Treasury Notes 10-Year Futures - September 2006                    59                ($55,054)
                                                                   -----------          -------------
(Current Notional Value of  $106,031 per contract)

SWAPS AGREEMENT OUTSTANDING AS OF JULY 31, 2006

INTEREST RATE SWAPS                                                                                    NOTIONAL      UNREALIZED
                                                                PAY/RECEIVE     FIXED    EXPIRATION     AMOUNT      APPRECIATION/
COUNTERPARTY                   FLOATING RATE INDEX              FLOATING RATE    RATE       DATE         (000)      DEPRECIATION
JP Morgan Chase Bank N.A.      USD-BMA Municipal Swap Index       Receive       4.474%    10/3/26       $ 2,410    $ (52,209)

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade New Jersey Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006